Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital lease obligations, maturing through 2024	$ 38.7	$ 28.2	$ 23.3
Other debt	15.3	20.0	4.9
Long-term debt, gross	2,300.5	2,315.7	2,327.2
Less: Original issue discount	(60.1)	(68.6)	(84.2)
Less: Current portion	(38.8)	(49.1)	(25.3)
Long-term debt, less current maturities	2,201.6	2,198.0	2,217.7
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017
Debt Instrument [Line Items]
Long-term debt	11.0	32.0	0.0
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin
Debt Instrument [Line Items]
Long-term debt	1,685.5	1,685.5	1,749.0
Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 550.0	$ 550.0	$ 550.0